Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2018
Significant accounting policies
Basis of preparation

Basis of preparation

        The consolidated financial statements for March 31, 2018 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The accounting policies have been consistently applied by the Group for all periods presented in these financial statements.

        The consolidated financial statements of the Company for the year ended March 31, 2018 were authorized for issuance by the Group's board of directors on June 11, 2018.

        The consolidated financial statements are prepared on historical cost basis, except for financial instruments classified as fair value through profit or loss and other comprehensive loss.

        Certain reclassifications have been made in the consolidated financial statements of prior periods to conform to the classification used in the current period. The impact of such reclassifications on the consolidated financial statements is not material.

        During the current year, the Company has separately presented listing and related expenses, which were shown as 'exceptional item' in the previous year statement of profit and loss and other comprehensive loss. In line with this, the Company has also removed sub-total 'Loss before exceptional items and income taxes', which was presented in the previous year statement of profit and loss and other comprehensive loss. Additionally, 'Change in fair value of warrants' has been separately presented on the face of statement of profit or loss and other comprehensive loss, as against part of finance income/cost in the previous period. The management believes that these changes will help users toward better understanding the financial performance of the company.

New standards, interpretations and amendments adopted by the Group

New standards, interpretations and amendments adopted by the Group

IAS 7 Statement of Cash Flows: Disclosure Initiative

        The amendments require entities to provide disclosures about changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). On initial application of the amendment, entities are not required to provide comparative information for preceding periods.

IFRS 2 Share-based Payment

        In June 2016, IASB issued the amendments to IFRS 2 Share-based Payments, providing specific guidance for measurement of cash-settled awards, modification of cash-settled awards and awards that include a net settlement feature in respect of withholding taxes. It clarifies that the fair value of cash-settled awards is determined on a basis consistent with that used for equity-settled awards. Market-based performance conditions and non-vesting conditions are reflected in the 'fair values', but non-market performance conditions and service vesting conditions are reflected in the estimate of the number of awards expected to vest.

        Also, the amendment clarifies that if the terms and conditions of a cash-settled share-based payment transaction are modified with the result that it becomes an equity-settled share-based payment transaction, the transaction is accounted for as such from the date of the modification.

        Further, the amendment requires the award that includes a net settlement feature in respect of withholding taxes to be treated as equity-settled in its entirety. The cash payment to the tax authority is treated as if it was part of an equity settlement. The effective date for adoption of the amendments to IFRS 2 is annual reporting periods beginning on or after January 1, 2018, though early adoption is permitted. The Group has early adopted the amendment with effect from April 1, 2017 and the impact of the same has been taken in the consolidated financial statements.

Basis of consolidation

Basis of consolidation

        The consolidated financial statements comprise the financial statements of the Parent Company and its subsidiaries as disclosed in Note 6.

        A subsidiary is an entity controlled by the Group. Control exists when the parent has power over the entity, is exposed, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns by using its power over the entity. Power is demonstrated through existing rights that give the ability to direct relevant activities, those which significantly affect the entity's returns.

        Subsidiaries are fully consolidated from the date on which the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies and accounting period in line with those used by the Group. All intra-group transactions, balances, income and expenses and cash flows are eliminated on consolidation.

        Non controlling interest is the equity in a subsidiary not attributable, directly or indirectly, to a parent. Non controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group's equity therein. Non controlling interests consist of the amount of those interests at the date of the business combination and the non controlling interests' share of changes in equity since that date.

        Profit or loss and each component of other comprehensive income/ loss (OCI) are attributed to the equity holders of the parent of the Group and to the non controlling interests, even if this results in the non controlling interests having a deficit balance.

        A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction.

Foreign currencies

Foreign currencies

        The Group's presentation currency is Indian national rupee (INR). The Parent Company's functional currency is United States dollar (USD). The Company's operations are conducted through the subsidiaries and equity accounted investee where the local currency is the functional currency and the financial statements of such entities are translated from their respective functional currencies into INR.

Group companies

        On consolidation, the assets and liabilities of foreign operations are translated into presentation currency at the rate of exchange prevailing at the reporting date and their statement of profit or loss and other comprehensive loss are translated at average exchange rates prevailing during the year ended March 31, 2018, March 31, 2017 and March 31, 2016, except for transactions where there is a significant difference in the exchange rate, in which cases, the transactions are reported using rate of that date. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in the statement of profit or loss and other comprehensive loss.

        Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

Transactions and balances

        Transactions in foreign currencies are initially recorded by the Group's entities at their respective functional currency spot rates at the date the transactions first qualify for recognition.

        Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in the statement of profit or loss and other comprehensive loss.

Convenience translation

        The consolidated financial statements are stated in thousands of INR. However, solely for the convenience of the readers, the consolidated statement of financial position as at March 31, 2018, the consolidated statement of profit or loss and other comprehensive loss for the year ended March 31, 2018 and consolidated statement of cash flows for year ended March 31, 2018 were converted into USD at the exchange rate of 65.11 INR per USD. This arithmetic conversion should not be construed as representation that the amounts expressed in INR may be converted into USD at that or any other exchange rate as well as that such numbers are in compliance as per the requirements of IFRS.

Joint ventures

Joint ventures

        The Group's investment in its joint venture is accounted for using the equity method. Under the equity method, the investment in the joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group's share of net assets of the joint venture since the acquisition date. The statement of profit or loss and other comprehensive loss reflects the Group's share of the results of operations of the joint venture. In addition, when there has been a change recognized directly in the equity of the joint venture, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the joint venture are eliminated to the extent of the interest in the joint venture.

        The financial statements of the joint venture are prepared for the same reporting period as the Group.

        At each reporting date, the Group determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognizes the loss as 'Share of loss of a joint venture' in the statement of profit or loss and other comprehensive loss.

Business combinations and goodwill

Business combinations and goodwill

        Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value. Acquisition-related costs are expensed as incurred in statement of profit or loss and other comprehensive loss.

        When the Group acquires a business, it assesses the assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

        Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for Non controlling Interest over the fair value of the identifiable net assets acquired and liabilities assumed. If the fair value of the identifiable net assets acquired is in excess of the aggregate consideration transferred, the Group reassesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the statement of profit or loss and other comprehensive loss.

        After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group's Cash Generating Units (CGUs) (refer to Note 20) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

        Business combinations which do not fall under the scope as defined under IFRS 3, are accounted in accordance with relevant IFRS as issued by the IASB and other relevant pronouncements.

Revenue recognition

Revenue recognition

        Revenue is recognized to the extent that it is probable that economic benefits will flow to the Group and revenue can be reliably measured. Revenue is measured at the fair value of consideration received or receivable, taking into account contractually defined terms of payment. The Group assesses its revenue arrangement against specific criteria in order to determine if it is acting as principal or agent. The Group has concluded that it is acting as agent in case of sale of airline tickets, hotel bookings, sale of rail and bus tickets and as principal in case of sale of holiday packages.

        The Group provides travel products and services to leisure, corporate travelers (B2E—Business to Enterprise) and B2B2C (Business to Business to Consumer) agents in India and abroad. The revenue from rendering these services is recognized in the statement of profit or loss and other comprehensive loss once the services are rendered. This is generally the case 1) on issuance of ticket in case of sale of airline tickets 2) on date of hotel booking and 3) on the date of departure for outbound tours and packages and on completion of tour for inbound tours.

Air Ticketing

        Revenue from the sale of airline tickets is recognized as an agent on a net commission earned basis. Revenue from service fee is recognized on earned basis.

        Incentives from airlines are recognized when the performance thresholds under the incentive schemes are achieved or are probable to be achieved at the end of periods.

Hotels and Packages

        Revenue from hotel reservation is recognized as an agent on a net commission earned basis.

        Revenue from packages are accounted for on a gross basis as the Group is determined to be the primary obligor in the arrangement, that is the risks and responsibilities are taken by the Group including the responsibility for delivery of services. Cost of delivering such services includes cost of hotel, airlines and package services and is disclosed as service cost.

Other Services

        Revenue from other sources, primarily comprising advertising revenue, revenue from sale of rail and bus tickets and fees for facilitating website access to travel insurance companies are being recognized as the services are being performed. Revenue from the sale of rail and bus tickets is recognized as an agent on a net commission earned basis.

        Revenue is recognized net of cancellations received during the period, refunds, and service taxes.

        Revenue is allocated between the loyalty program and the other components of the sale. The amount allocated to the loyalty programme is deferred, and is recognized as revenue when the Group fulfills its obligations to supply the products/services under the terms of the program or when it is no longer probable that the points under the program will be redeemed.

        The Group receives upfront fee from Global Distribution System ("GDS") providers for facilitating the booking of airline tickets on its website or other distribution channels to travel agents for using their system which is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold over the term of the agreement and the balance amount is recognized as deferred revenue.

Government grants

Government grants

        Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions have been complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

        The Group has assessed and determined to present grants as other income in the statement of profit or loss and other comprehensive loss.

Marketing and sales promotion expenses

Marketing and sales promotion expenses

        Marketing and sales promotion expenses primarily comprise of online, television, radio and print media advertisement costs as well as event driven promotion cost for the Group's products and services. Such costs are the amounts paid to or accrued towards advertising agencies or direct service providers for advertising on websites, television, print formats, search engine marketing and any other media. Advertising and business promotion costs are recognized when incurred.

        Additionally, the Group also incurs customer inducement and acquisition costs for acquiring customers and promoting transactions across various booking platforms such as upfront cash incentives, which when incurred are recorded as marketing and sales promotion costs.

Finance income and expenses

Finance income and expenses

        Finance income comprises interest income on term deposits and net gain on change in fair value of derivatives. Interest income is recognized as it accrues in the statement of profit or loss and other comprehensive loss, using the effective interest rate method (EIR).

        Finance expenses comprise interest expense on borrowings, unwinding of the discount on provisions, and impairment losses recognized on financial assets. Interest expense is recognized in the statement of profit or loss and other comprehensive loss using EIR.

Taxes

Taxes

Current tax

        Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Group operates and generate taxable income.

        Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss and other comprehensive loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

        Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax liabilities are recognized for all taxable temporary differences.

        Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and any unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized.

        The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

        Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

        Deferred tax relating to items recognized outside consolidated statement of profit or loss and other comprehensive loss is recognized, deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

        Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxation authority.

Minimum Alternative Tax

        Minimum Alternative Tax ('MAT') expense under the provisions of the Indian Income-tax Act, 1961 is recognized as an asset in the statement of financial position when it is probable that future economic benefit associated with it in the form of adjustment of future income tax liability, will flow to the Company and the asset can be measured reliably. MAT credit entitlement is set off to the extent allowed in the year in which the Company becomes liable to pay income taxes at the enacted tax rates. MAT credit entitlement is reviewed on every period end and is written down to reflect the amount that is reasonably certain to be set off in future years against the future income tax liability. MAT credit entitlement is included as part of deferred tax asset.

Property, plant and equipment

Property, plant and equipment

        Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. All repair and maintenance costs are recognized in the statement of profit or loss and other comprehensive loss as incurred.

        An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss and other comprehensive loss when the asset is derecognized.

        Depreciation is calculated on straight line basis using the rates arrived at based on the estimated useful lives of the assets as follows:

Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	Term of loan/lease or useful life (5 - 7 years as applicable) whichever is shorter.

        Leasehold improvements are amortized over the lower of primary lease period or economic useful life.

Intangible assets

Intangible assets

        Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization (calculated on a straight-line basis over their useful lives) and accumulated impairment losses, if any.

        Technology related development costs incurred by the Group are measured at cost less accumulated amortization and accumulated impairment losses. Cost includes expenses incurred during the application development stage. The costs related to planning and post implementation phases of development are expensed as incurred.

        Internally generated intangibles, excluding capitalized development costs, are not capitalized. Instead, the related expenditure is recognized in the statement of profit or loss and other comprehensive loss in the period in which the expenditure is incurred.

        Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale
•	Its intention to complete and its ability and intention to use or sell the asset
•	How the asset will generate future economic benefits
•	The availability of resources to complete the asset
•	The ability to measure reliably the expenditure during development

        Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit in the statement of profit or loss and other comprehensive loss.

        Goodwill is initially recognized at cost and is subsequently measured at cost less any accumulated impairment losses.

        On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss recognized in the statement of profit or loss and other comprehensive loss on disposal.

        Intangible assets with finite life are amortized over the useful economic life on straight line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset is reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets is recognized in the statement of profit or loss and other comprehensive loss.

        Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.

        Intangible assets are amortized as below:

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 - 20 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	15 years

Leases

Leases

Group as a lessee

        A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership by the Group is classified as a finance lease.

        Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the statement of profit or loss and other comprehensive loss.

        A leased asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

        An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the statement of profit or loss and other comprehensive loss on a straight-line basis over the lease term.

Financial instruments

Financial instruments

        A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i) Financial assets

Initial recognition and measurement

        Financial assets are classified at initial recognition, as financial assets at fair value through profit or loss, loans and receivables, held-to- maturity investments or available-for-sale (AFS), as appropriate.

        All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

Subsequent measurement

Financial assets measured at amortized cost

        Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate (EIR) method, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the statement of profit or loss and other comprehensive loss. The losses arising from impairment are recognized in the statement of profit or loss and other comprehensive loss

        This category applies to trade and other receivables, term deposits, security deposits and employee loans. For more info on receivables, refer to Note 26.

Impairment of financial assets

        The Group assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events has occurred since the initial recognition of the asset (an incurred 'loss event'), that has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Financial assets carried at amortized cost

        For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

        The amount of any impairment loss identified is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset's original EIR.

        The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in the statement of profit or loss and other comprehensive loss. Interest income (recorded as finance income in the statement of profit or loss and other comprehensive loss) continues to be accrued on the reduced carrying amount using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to finance costs in the statement of profit or loss and other comprehensive loss.

ii) Financial liabilities

Initial recognition and measurement

        Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings or payables, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

        The Group's financial liabilities include trade and other payables, interest-bearing borrowings including bank overdrafts and share warrants.

Subsequent measurement

        The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

        Financial liabilities at fair value through profit or loss include share warrants for which gain or loss is routed through profit or loss. For more details on share warrants, refer to Note 32.

Loans and borrowing

        After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. The EIR amortization is included as finance costs in the statement of profit or loss and other comprehensive loss. This category applies to interest-bearing borrowings, trade and other payables.

Treasury shares

Treasury shares

        Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group's own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium. Share options exercised during the reporting period are satisfied with treasury shares.

Cash and cash equivalents

Cash and cash equivalents

        Cash and short-term deposits in the statement of financial position comprise cash at banks, payment gateways and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

        For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Group's cash management.

Inventories

Inventories

        Inventories are valued at the lower of cost and net realizable value. Cost is determined on FIFO (First in First out) basis and net realizable value is the estimated selling price in the ordinary course of business, less estimated costs necessary to make the sale. Inventories include tickets for amusement parks.

Impairment of non-financial assets

Impairment of non financial assets

        Assets that have an indefinite useful life, for example goodwill, are not subject to amortization and are tested at least annually or when there are indicators that an asset may be impaired, for impairment. Assets that are subject to depreciation and amortization are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or when annual impairment testing for an asset is required. Such circumstances include, though are not limited to, significant or sustained decline in revenues or earnings and material adverse changes in the economic environment.

        Impairment test for goodwill is performed at the level of each CGU or groups of CGUs expected to benefit from acquisition-related synergies and represent the lowest level within the entity at which the goodwill is monitored for internal management purposes. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.

        An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. The recoverable amount of an asset is the greater of its fair value less costs to sell and value in use. To calculate value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market rates and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. Fair value less costs to sell is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, less the costs of disposal. Impairment losses, if any, are recognized in the statement of profit or loss and other comprehensive loss as a component of depreciation and amortization expense.

        An impairment loss in respect of goodwill is not reversed. Other impairment losses are only reversed to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined if no impairment loss had previously been recognized.

Compound instruments

Compound instruments

        Compound financial instruments issued by the group comprise of non-redeemable convertible preference share that can be converted to equity shares at the option of the holder.

        The Group classifies financial instrument as equity if the instrument includes no contractual obligation to deliver cash or other financial asset to the holder and will be settled in fixed numbers of the Parent Company's own equity instruments.

Provisions and contingencies

Provisions and contingencies

        Provisions are recognized when the Group has a present obligation (legal or constructive), as a result of a past event, that is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in the statement of profit or loss and other comprehensive loss.

        Contingent liabilities are recognized at their fair value only, if they were assumed as part of a business combination. Contingent assets are not recognized. However, when the realization of income is virtually certain, then the related asset is no longer a contingent asset, and is recognized as an asset. Information on contingent liabilities is disclosed in the notes to the consolidated financial statements, unless the possibility of an outflow of resources embodying economic benefits is remote.

Employment benefit plan

Employment benefit plan

        The Group's post-employment benefits include defined benefits plan and defined contribution plans. The Group also provides other benefits in the form of deferred compensation and compensated absences.

        Under the defined benefit retirement plan, the Group provides obligation in the form of Gratuity under the Indian Payment of Gratuity Act 1972. Under the plan, a lump sum payment is made to eligible employees at retirement or termination of employment based on respective employee's salary and years of service with the Group.

        For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognized as an asset or liability in the statement of financial position. Scheme liabilities are calculated using the projected unit credit method and applying the principal actuarial assumptions as at the date of statement of financial position. Plan assets are assets that are qualifying insurance policies.

        All expenses excluding remeasurements of the net defined benefit liability (asset), in respect of defined benefit plans are recognized in the statement of profit or loss and other comprehensive loss as incurred. Remeasurement, comprising actuarial gains and losses and the return on the plan assets (excluding amounts included in net interest on the net defined benefit liability (asset)), are recognized immediately in the statement of financial position with a corresponding debit or credit to retained earnings through OCI (Other comprehensive income) in the period in which they occurred. The remeasurements are not re-classified to profit or loss in subsequent years. The Group's contribution's to defined contribution plans are recognized in statement of profit or loss and other comprehensive loss as and when the services are rendered by employees. The Group has no further obligations under these plans beyond its periodic contributions.

        The employees of the Group are entitled to compensated absences. The employees can carry forward up to the specified portion of the unutilized accumulated compensated absences and utilize it in future periods or receive cash at retirement or termination of employment. The Group records an obligation for compensated absences in the period in which the employee renders the services that increases this entitlement. The Group measures the expected cost of compensated absences as the additional amount that the Group expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period. The Group recognizes accumulated compensated absences based on actuarial valuation. Non-accumulating compensated absences are recognized in the period in which the absences occur. Any actuarial gains or losses are recognized in the statement of profit or loss and other comprehensive loss in the period in which they arise.

Share-based payments/ Restricted Stock Units (RSU's)

Share-based payments / Restricted stock units (RSU's)

        Employees (including senior executives) of the Group receive part of their remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

        The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using Black-Scholes valuation model, further details of which are given in Note 30.

        That cost is recognized in employee benefits expense, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group's best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss and other comprehensive loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

        Service conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group's best estimate of the number of equity instruments that will ultimately vest.

        No expense is recognized for awards that do not ultimately vest because service conditions have not been met.

Earnings (loss) per share

Earnings (loss) per share

        The Group's Earnings (Loss) per Share ('EPS') is determined based on the net profit attributable to the shareholders' of the parent company. Basic EPS is computed using the weighted average number of shares outstanding during the year.

        Diluted EPS is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the year including convertible preference shares, share options and warrants (using the treasury stock method for options and warrants), except where the result would be anti-dilutive.

        If the number of ordinary or potential ordinary shares outstanding increase as a result of a capitalization, bonus issue or share split, or decrease as a result of a reverse share split, the calculation of basic and diluted earnings per share for all periods presented is adjusted respectively, further details of which are given in Note 18

Listing and related expenses

Listing and related expenses

        Listing and related expenses refer to items of expense within the statement of profit or loss and other comprehensive loss which have been incurred in order to acquire listing status as well as raise additional capital through the issuance of shares of its capital stock, which are non-recurring and are of such size, similar nature or incidence that their separate disclosure is considered necessary to explain the performance of the Group, further details of which are given in Note 44.

Standards and interpretations issued but not effective

Standards and interpretations issued but not effective

        The new standards, interpretations and amendments to Standards that are issued to the extent relevant to the Group, but not yet effective, up to the date of issuance of the Group's financial statements are disclosed below. The Group intends to adopt these Standards, if applicable, when they become effective.

IFRS 9 Financial Instruments

        In July 2014, IASB issued the final version of IFRS 9 Financial Instruments which reflects all phases of the financial instruments project and replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting.

        The effective date of IFRS 9 is annual periods beginning on or after January 1, 2018, with early adoption permitted. Retrospective application is required, but comparative information is not compulsory. The Group is required to adopt the standard by the financial year commencing April 1, 2018. The Group is currently evaluating the requirements of IFRS 9, on its consolidated financial statements and related disclosures.

IFRS 15 Revenue from Contracts with Customers

        In May 2014, IASB issued IFRS 15 Revenue from Contract with Customers. The core principle of the new standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Further the new standard requires enhanced disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity's contracts with customers.

        The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective).

        Effective April 1, 2018, the Company will adopt the new revenue recognition standard, IFRS 15—Revenue from Contracts with Customers ("IFRS 15"). The Company will adopt the new standard by using the modified retrospective approach and accordingly our financial statements for the years ended March 31, 2018 and 2017 will not be retrospectively adjusted.

        The Company is still evaluating the impact of the new accounting standard, including the accounting for certain marketing and sales promotion expenses, which is not likely to have a material impact on the consolidated financial statements of the Company except for reclassification effects within the consolidated statement of profit or loss and other comprehensive loss from marketing and sales promotion expenses to a reduction in revenue. This pertains to upfront cash incentives and select loyalty programs cost as incurred for customer inducement and acquisition for promoting transactions across various booking platforms. As the interpretation of the new rules continue to evolve, the Company will continue to monitor the developments and evaluate the impact of such rules on consolidated financial statements of the Company.

IFRS 16 Leases

        In January 2016, IASB issued standard, IFRS 16 Leases. IFRS 16 supersedes IAS 17 Leases; IFRIC 4 Determining whether an Arrangement contains a Lease; SIC-15 Operating Leases—Incentives; and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The previous accounting model for leases required lessees and lessors to classify their leases as either finance leases or operating leases and account for those two types of leases differently. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value.

        The effective date of IFRS 16 is annual periods beginning on or after January 1, 2019. Earlier adoption of the Standard is permitted if IFRS 15 Revenue from Contracts with Customers is adopted at or before the date of initial application of IFRS 16. The Group is required to adopt the standard by the financial year commencing April 1, 2019. The Group is currently evaluating the requirements of IFRS 16 on its consolidated financial statements and related disclosures.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

        In December 2016, IASB issued IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when an entity has received or paid advance consideration in a foreign currency. The effective date for adoption of IFRIC 22 is annual reporting periods beginning on or after January 1, 2018, though early adoption is permitted. The Group is currently evaluating the effect of IFRIC 22 on its consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

        In June 2017, IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments which is to be applied while performing the determination of taxable profit (or loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

        The effective date for adoption of IFRIC 23 is annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Group is currently evaluating the effect of IFRIC 23 on its consolidated financial statements.

Significant accounting judgments, estimates and assumptions

Significant judgments in applying the Group's accounting policies

        In the process of applying the Group's accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Determination of functional currency

        Each entity in the Group determines its own functional currency (the currency of the primary economic environment in which the entity operates) and items included in the financial statements of each entity are measured using that functional currency. IAS 21, The Effects of Changes in Foreign Exchange Rates prescribes the factors to be considered for the purpose of determination of functional currency. However, in respect of parent company and certain intermediary foreign operations of the Group, the determination of functional currency might not be very obvious due to mixed indicators like the source of financing, the functional currency of the shareholders, the currency in which the borrowings have been raised and the extent of autonomy enjoyed by the foreign operation. In such cases management uses its judgment to determine the functional currency that most faithfully represents the economic effects of the underlying transactions, events and conditions.

            Significant accounting estimates and assumptions

        The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. Actual results could differ from these estimates.

a)          Impairment reviews

        An impairment exists when the carrying value of an asset or cash generating unit (CGU) exceeds its recoverable amount. Recoverable amount is the higher of its fair value less costs to sell and its value in use. The value in use calculation is based on a discounted cash flow model. In calculating the value in use, certain assumptions are required to be made in respect of highly uncertain matters, including management's expectations of growth in EBITDA (Earnings before interest, taxes depreciation and amortization), long term growth rates; and the selection of discount rates to reflect risks involved. Also, judgment is involved in determining the CGU and grouping of CGUs for goodwill allocation and impairment testing.

        The Group prepares and internally approves formal five year plans, as applicable, for its businesses and uses these as the basis for its impairment reviews. The consistent use of such robust five year information for management reporting purpose, the Group uses five year plans for the purpose of impairment testing. Since the value in use exceeds the carrying amount of CGU, the fair value less costs to sell is not determined.

        The key assumptions used to determine the recoverable amount for the CGUs, including sensitivity analysis, are disclosed and further explained in Note 20.

        The Group tests goodwill for impairment annually on March 31 and whenever there are indicators of impairment.

b)          Allowance for uncollectible trade receivables and advances

        Trade receivables do not carry any interest and are stated at their nominal value as reduced by appropriate allowances for estimated irrecoverable amounts. Estimated irrecoverable amounts are based on the ageing of the receivable balances and historical experience. Additionally, a large number of minor receivables is grouped into homogeneous groups and assessed for impairment collectively. Individual trade receivables are written off when management deems them not to be collectible.

c)          Loyalty programs

        The Group estimates revenue allocation between the loyalty program and the other components of the sale with assumptions about the expected redemption rates. The amount allocated to the loyalty program is deferred, and is recognized as revenue when the Group fulfills its obligations to supply the services under the terms of the program or when it is no longer probable that the points under the program will be redeemed. Also refer to Note 35.

d)          Taxes

        Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, future tax planning strategies and recent business performances and developments. The Group has not recognized deferred tax asset on unused tax losses and temporary differences in most of the subsidiaries of the Group. Also refer to Note 25.

e)          Defined benefit plans

        The costs of post retirement benefit obligation under the Gratuity plan are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increase, mortality rates and future pension increases. Due to the complexities involved in the valuation and its long term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date. Also refer to Note 34 for assumptions and sensitivities.